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The right choice for the long termSM

EuroPacific Growth Fund

Semi-annual report for the six months ended September 30, 2002

[photograph of schoolgirls on a field trip to the new Seoul World Cup Stadium]


EuroPacific Growth Fund(R)

EuroPacific Growth Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

EuroPacific seeks long-term capital appreciation by investing in the securities of companies based in Europe and the Pacific Basin. About half of the world's investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2002:

Class A Shares                          1 year           5 years       10 years
reflecting 5.75% maximum sales charge   -17.35%          -1.78%         +7.17%

Results for other share classes can be found on page 29. Please see the back cover for important information about other share classes. For most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.

About our cover: Schoolgirls on a field trip to the new Seoul World Cup Stadium. South Korea and Japan co-hosted the 2002 tournament--the first time the soccer championship was held in Asia.

FELLOW SHAREHOLDERS:

The first half of EuroPacific Growth Fund's fiscal year coincided with another difficult period for financial markets. Faced with languishing economic growth worldwide and the threat of war with Iraq, investors lost what little appetite they had had for stocks in the previous months. Equity prices fell broadly and sharply, with the most severe setbacks occurring in the final three months of the reporting period.

The gloom pulled international stock markets down 21.2% for the half-year ended September 30, as measured by the MSCI EAFE(R) (Europe, Australasia, Far East) Index. The index, which is unmanaged, tracks 21 major markets outside North America. EuroPacific mirrored this discouraging pattern, declining 21.1% for the six months. The fund held up slightly better than the average 22.1% drop of the 836 international funds tracked by Lipper.

Extending the time frame, EuroPacific posted a 12.3% decline for the 12 months ended September 30; that period encompassed a brief rally in stock prices last winter. While these losses have been disappointing, we would emphasize that they are also atypical for the fund and largely reflect the deflation of the extraordinary bubble of the late 1990s.

A more meaningful measure is the fund's growth over its 18-1/2 year lifetime: an average compound return of 11.8% a year, considerably better than the 9.0% return of the MSCI EAFE Index and the 9.1% average return of its Lipper universe.

[Begin Sidebar]
RESULTS AT A GLANCE
(through September 30, 2002, with all distributions reinvested)

                                           Total return            Annualized return
                                      6 months          1 year         Lifetime
                                                                (Since April 16, 1984)

EuroPacific Growth Fund                -21.1%           -12.3%          +11.8%
MSCI EAFE(R)(Europe, Australasia,
     Far East) Index1                   -21.2            -15.3           +9.0
Lipper International Funds Average2     -22.1            -14.4           +9.1

1The index is unmanaged.
2Source: Lipper Inc. Averages are based on total return and do not reflect the effect of sales charges.
[End Sidebar]


PESSIMISM GAINS THE UPPER HAND

A burst of optimism earlier in the year was soon extinguished by mounting evidence that global economic woes were likely to linger for some time. As often happens during long periods of decline, investor pessimism intensified, fed by a ready stream of bad news. The list included corporate and accounting scandals in the U.S., heavy debt burdens in Europe and Japan, potential conflict with Iraq and concerns that U.S. consumers--the sturdiest buttresses of economic growth--could curtail their spending. July and September were especially difficult for equity markets. The MSCI EAFE Index fell by 9.9% and 10.7%, respectively, during those months, tracing similar declines among U.S. stocks.

In Europe, Germany's economic problems have been particularly acute; business activity has slowed dramatically, keeping unemployment stubbornly high. Stock prices in Germany dropped 40.7% during the six months, the worst returns of any major market.1 Elsewhere in Europe, the news was little better: double-digit losses in the United Kingdom (-21.8%), the Netherlands (-32.8%) and France (-30.5%), to name only the fund's three largest European concentrations.

1Country returns are based on MSCI indexes, assume reinvestment of dividends and are measured in U.S. dollars.

Asian markets suffered similar setbacks. Stock prices in Taiwan were down 34.7%. Japan fell a relatively modest 6.2%, supported by a strengthening yen against the dollar; still, these latest declines have taken Japanese stocks to a 16-year low. Meanwhile, South Korea (-18.9%) and Australia (-10.3%), two markets that had withstood the headwinds, finally succumbed to negative sentiment.

A LOOK AT THE PORTFOLIO

Given the widespread nature of the declines, relatively few holdings gained ground during the six months. Among those that resisted the downward slide were food and beverage companies Unilever, Danone and Coca-Cola Hellenic; Nestle and Heineken slipped only slightly. A number of energy companies managed to rise in price. These included electric utilities Scottish Power and National Grid of the U.K., as well as oil suppliers such as Petro-Canada, LUKoil of Russia and Sasol of South Africa. Banks also held up fairly well. Sumitomo Mitsui Bank was the portfolio's largest gainer, rising more than 40% in price. We used the opportunity to sell off a large portion of the holding, and likewise reduced a number of Australian bank positions.

[Begin Sidebar]
WHERE THE FUND'S ASSETS WERE INVESTED
(by country)

EuroPacific invests primarily in the stocks of companies based in Europe and the Pacific Basin.*

                                                                MSCI
                                EuroPacific                     EAFE
                                 Growth Fund                   Index+

                         9/30/2002         3/31/2002          9/30/2002
Europe
United Kingdom             16.2%             16.7%             27.3%
Netherlands                 6.8               6.8               5.1
France                      6.6               5.1               8.7
Switzerland                 4.1               3.8               8.2
Germany                     2.7               3.6               5.6
Finland                     2.1               2.5               1.8
Norway                      1.7               1.8                .5
Belgium                     1.2                .7               1.0
Denmark                     1.2                .9                .7
Sweden                      1.1               1.2               1.7
Italy                        .9               1.2               3.6
Spain                        .8                .7               2.9
Ireland                      .7               1.6                .7
Russia                       .6                .5                --
Greece                       .5                .6                .4
Other Europe                 .1                .1                .4
                           47.3              47.8              68.6
Pacific Basin
Japan                      14.2              13.5              23.9
Canada                      4.9               3.5                --
South Korea                 4.2               2.9                --
Australia                   3.4               3.5               4.7
Mexico                      3.0               3.7                --
Taiwan                      2.5               3.5                --
Hong Kong                   1.1               1.7               1.7
Other Pacific Basin         1.1               1.5               1.1
                           34.4              33.8              31.4
Other
Brazil                      2.2               2.7                --
South Africa                1.3               1.2                --
Other Countries              .3                .5                --
                            3.8               4.4                --

Cash & equivalents         14.5              14.0                --
Total                     100.0%            100.0%            100.0%

*A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean. +Weighted by market capitalization.
[End Sidebar]

These bright spots notwithstanding, the majority of holdings fell in price, some by a considerable amount. To a large degree, the declines were indiscriminate, ravaging even those sectors traditionally considered safe havens. Pharmaceutical stocks, for example, continued to flounder despite the generally stable earnings of many companies. AstraZeneca, EuroPacific's largest individual holding, lost 40% of its value, and most other drug companies fell as well. Novartis proved the exception, finishing the six months with a small gain.

Insurance holdings were likewise disappointing. The sector, typically viewed as a defensive one, was punished for the high levels of debt carried by most insurers, despite generally strong cash flows from rising premiums. AEGON and Allianz, our two largest insurance holdings, each fell more than 60% in price. We are still positive about a number of companies in this sector and added to our investment in AEGON during the period.

POSITIONING THE PORTFOLIO

With international share prices off some 50% from their highs in March 2000 (as measured by MSCI EAFE) we have been selectively adding to holdings as valuations have become more compelling. As a result, EuroPacific's cash and equivalents position, which stood at approximately 17% of net assets a year ago, has been reduced to slightly more than 14% currently.

Recent investments have been wide-ranging and, as with all of the American Funds, based on intensive, in-depth research. Notable increases include media giant Vivendi Universal and Koninklijke Ahold, a global supermarket retailer. We have also substantially enlarged longtime telecommunications holdings such as Vodafone and Canada's BCE, and have added a number of service providers, including Swisscom, mm02 of the U.K., and South Korea's KT Freetell and SK Telecom.

Recent investment activity and market movements have increased our exposure in some areas and decreased it in others. We continue to be optimistic about the potential for pharmaceuticals. It remains the fund's biggest industry concentration, but price declines and some selling have reduced it to 8.9% of net assets from 10.7% six months ago. Market appreciation has boosted food companies to 6.4% of the portfolio from 5.4%, while new investments have increased telecommunications to 7.9% from 6.0% six months ago. Among geographic concentrations, the fund's exposure to companies based in Japan, Canada and South Korea has grown, and decreased in Australia, Mexico, Brazil and Germany. (The table on page 3 shows the fund's assets by country.)

A BRIGHTER OUTLOOK

This latest stock market rout has compounded what had, without question, been the most difficult time for EuroPacific since it began nearly two decades ago. While the downturn has not been unexpected given the market surge of the 1990s, these most recent declines left investors with few hiding places. Conditions have improved since the close of the reporting period, but it is far too early to tell if the worst is behind us.

The longer term outlook is encouraging. Interest rates are low, as is inflation, and the earnings outlook among certain businesses has begun to improve. Moreover, for those with a long-term perspective, the current investment environment has provided an unusually fruitful hunting ground. Share prices have a tendency to overshoot themselves on the downside, just as they do on the upside. For investors with resources and experience, that can create extraordinary opportunities to prepare for better times ahead.

We appreciate your confidence and your patience during these trying times.

Cordially,

/s/ Gina H. Despres
Gina H. Despres
Chairman of the Board

/s/ Mark Denning
Mark Denning
President

November 8, 2002


Europacific Growth Fund
Investment portfolio, September 30, 2002

[pie chart]

                                                      Percent
                                                       of net
Industry diversification                               assets
---------------------------------------------------  -----------

Pharmaceuticals                                            8.89 %
Banks                                                      6.91
Food Products                                              6.36
Oil & Gas                                                  6.15
Media                                                      4.33
Other industries                                          52.84
Bonds & notes                                               .01
Cash & equivalents                                        14.51

[end chart]


                                                      Percent
                                                       of net
Ten Largest Equity Holdings                            assets
---------------------------------------------------  -----------

AstraZeneca                                                2.71 %
Unilever                                                   2.07
Nestle                                                     1.89
Vodafone                                                   1.52
Bank of Nova Scotia                                        1.48
Vivendi Universal                                          1.37
Koninklijke Ahold                                          1.29
Taiwan Semiconductor Manufacturing                         1.26
ING                                                        1.26
Hon Hai Precision Industry                                 1.26



Europacific Growth Fund
Investment portfolio, September 30, 2002                                                                                  unaudited



                                                                                                   Shares or       Market   Percent
                                                                                                   principal        value    of net
Equity securities (common and preferred stocks and convertible debentures)                            amount         (000)   assets

PHARMACEUTICALS  -  8.89%
AstraZeneca PLC (Sweden)                                                                          16,046,826    $ 477,461
AstraZeneca PLC (United Kingdom) (1)                                                               4,863,000      149,544     2.71%
Aventis SA (France) (1)                                                                            4,955,000      260,526      1.13
Novartis AG (Switzerland) (1)                                                                      6,124,000      243,386      1.05
UCB NV (Belgium)                                                                                   7,275,800      209,840       .91
Sanofi-Synthelabo (France) (1)                                                                     3,290,000      184,125       .80
H. Lundbeck A/S (Denmark)                                                                          6,906,388      143,296       .62
Novo Nordisk A/S, Class B (Denmark)                                                                4,925,000      134,282       .58
Shionogi & Co., Ltd. (Japan) (1)                                                                  10,839,000      117,682       .51
Chugai Pharmaceutical Co., Ltd. (Japan) (1)                                                       11,173,600       95,095       .41
Elan Corp., PLC (ADR) (Ireland) (2)                                                               16,675,800       32,184       .14
Shire Pharmaceuticals Group PLC (United Kingdom) (1) (2)                                             837,568        6,880       .03


BANKS  -  6.91%
Bank of Nova Scotia (Canada)                                                                      12,098,200      342,063      1.48
Westpac Banking Corp. (Australia) (1)                                                             24,083,654      176,269       .76
HSBC Holdings PLC (United Kingdom) (1)                                                            10,173,571      102,943
HSBC Holdings PLC (1)                                                                              5,505,980       56,662       .69
HBOS PLC (United Kingdom) (1)                                                                     16,231,012      152,093       .66
Lloyds TSB Group PLC (United Kingdom) (1)                                                         17,500,000      131,049       .57
Svenska Handelsbanken Group, Class A (Sweden)                                                      9,587,600      119,380       .52
Kookmin Bank (South Korea) (1)                                                                     3,225,000      115,934       .50
Allied Irish Banks, PLC (Ireland)                                                                  8,501,900      101,608       .44
Hang Seng Bank Ltd. (Hong Kong) (1)                                                                8,605,100       88,700       .38
ABN AMRO Holding NV (Netherlands) (1)                                                              4,800,004       52,483       .23
Societe Generale (France) (1)                                                                        835,000       34,944       .15
Sumitomo Mitsui Banking Corp. (Japan) (1)                                                          5,538,400       31,302       .14
Credit Suisse Group (Switzerland) (1) (2)                                                          1,408,853       28,346       .12
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                      3,280,000       23,288       .10
Australia and New Zealand Banking Group Ltd. (Australia) (1)                                       2,326,916       21,704       .09
UFJ International Finance (Bermuda) Trust 0.53% convertible preferred 2014 (Japan)          Yen3,000,000,000       13,898       .06
DBS Group Holdings Ltd. (Singapore)                                                                  614,378        3,872       .02



FOOD PRODUCTS  -  6.36%
Unilever PLC (United Kingdom) (1)                                                                 51,887,084      477,521      2.07
Nestle SA (Switzerland) (1)                                                                        1,965,000      437,235      1.89
Groupe Danone (France) (1)                                                                         2,349,000      281,128      1.22
Unilever NV (Netherlands) (1)                                                                      1,675,000       99,723       .43
Koninklijke Numico NV, Class C (Netherlands) (1)                                                   8,145,900       87,522       .38
Yakult Honsha Co., Ltd. (Japan) (1)                                                                7,900,000       85,969       .37


OIL & GAS  -  6.15%
"Shell" Transport and Trading Co., PLC (United Kingdom) (1)                                       13,200,000       79,095
"Shell" Transport and Trading Co., PLC (New York registered)                                       1,675,000       59,831
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                      1,670,000       67,084
Royal Dutch Petroleum Co. (1)                                                                      1,000,000       40,226      1.07
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                            19,911,150      213,647       .92
Petro-Canada (Canada)                                                                              7,050,000      207,162       .90
Norsk Hydro AS (Norway)                                                                            4,555,000      171,504
Norsk Hydro AS (ADR)                                                                                 250,000        9,458       .78
LUKoil Holding (ADR) (Russia)                                                                      2,417,600      146,748       .64
Sasol Ltd. (South Africa)                                                                         12,494,100      141,053       .61
ENI SpA (Italy)                                                                                    9,000,000      123,108       .53
TOTAL FINA ELF SA, Class B (France) (1)                                                              585,000       77,225
TOTAL FINA ELF SA, STRIP VVPR (1) (2)                                                                180,000            2       .33
Suncor Energy Inc. (Canada)                                                                        3,010,618       51,890       .22
Statoil ASA (Norway)                                                                               4,451,700       33,943       .15


MEDIA  -  4.33%
Vivendi Universal (France) (1)                                                                    20,428,271      233,109
Vivendi Universal (ADR)                                                                              270,000        3,075      1.02
News Corp. Ltd. (ADR) (Australia)                                                                  3,845,300       74,022
News Corp. Ltd., preferred (1)                                                                    12,622,917       50,230
News Corp. Ltd. (1)                                                                                9,690,564       46,695
News Corp. Ltd., preferred (ADR)                                                                     745,100       12,369       .79
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (2)                         4,263,400      108,674       .47
Thomson Corp. (Canada)                                                                             3,000,000       74,465       .32
Mediaset SpA (Italy)                                                                               7,280,200       45,229
Mediaset SpA  (3)                                                                                  4,138,700       25,712       .31
Granada PLC (United Kingdom) (1)                                                                  63,964,920       68,611       .30
WPP Group PLC (United Kingdom) (1)                                                                 8,900,000       60,544       .26
Pearson PLC (United Kingdom) (1)                                                                   7,117,272       57,839       .25
Nippon Television Network Corp. (Japan) (1)                                                          300,790       51,497       .22
British Sky Broadcasting Group PLC (United Kingdom) (1) (2)                                        4,000,000       32,698       .14
Daily Mail and General Trust PLC, Class A, nonvoting (United Kingdom) (1)                          2,969,700       22,262       .10
Independent News & Media PLC (Ireland)                                                            13,943,631       18,592       .08
Arnoldo Mondadori Editore SpA (Italy)                                                              3,189,450       15,408       .07
United Pan-Europe Communications NV, Class A (Netherlands) (1) (2)                                 3,689,500          221       .00
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                        3,430,000            0       .00
KirchPayTV GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                        2,158,091            0       .00


WIRELESS TELECOMMUNICATION SERVICES  -  4.15%
Vodafone Group PLC (United Kingdom) (1)                                                          271,290,430      352,422      1.52
KDDI Corp. (Japan) (1)                                                                                58,080      182,363       .79
America Movil SA de CV, Series L (ADR) (Mexico)                                                   10,045,700      121,352
America Movil SA de CV, Series L                                                                   9,180,000        5,560       .55
mm02 PLC (United Kingdom) (1) (2)                                                                145,000,000       92,509       .40
China Unicom Ltd. (China) (1) (2)                                                                103,828,000       61,737       .27
KT Freetel Co., Ltd. (South Korea) (1) (2)                                                         1,700,000       41,379       .18
SK Telecom Co., Ltd. (South Korea) (1)                                                               180,000       34,270       .15
NTT DoCoMo, Inc. (1)                                                                                  18,873       32,436       .14
China Mobile (Hong Kong) Ltd. (China) (1) (2)                                                     14,000,000       32,169       .14
Turkcell Iletisim Hizmetleri AS (Turkey) (2)                                                     471,417,399        2,189       .01


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  3.96%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1) (2)                                     243,684,209      291,805      1.26
Samsung Electronics Co., Ltd. (South Korea) (1)                                                    1,170,000      280,555      1.21
Rohm Co., Ltd. (Japan) (1)                                                                         1,723,900      203,550       .88
Arm Holdings PLC (United Kingdom) (1) (2)                                                         42,400,000       82,357       .36
ASML Holding NV (Netherlands) (1) (2)                                                              3,320,000       20,698
ASML Holding NV (New York registered) (2)                                                          1,500,000        9,285       .13
Tokyo Electron Ltd. (Japan) (1)                                                                      714,800       27,523       .12


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.91%
Hon Hai Precision Industry Co., Ltd. (Taiwan) (1)                                                 82,827,140      290,395      1.26
Murata Manufacturing Co., Ltd. (Japan) (1)                                                         2,770,000      141,905       .62
Samsung Electro-Mechanics Co., Ltd. (South Korea) (1)                                              3,730,000      131,841       .57
Hirose Electric Co., Ltd. (Japan) (1)                                                              1,730,000      124,935       .54
Samsung SDI Co., Ltd. (South Korea) (1)                                                            1,552,340      102,505       .44
Hoya Corp. (Japan) (1)                                                                             1,624,000      101,312       .44
EPCOS AG (Germany) (2)                                                                             1,424,600       10,117       .04


DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.75%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                              7,049,000      198,429
Telefonos de Mexico, SA de CV, Class L                                                            19,225,000       27,050       .98
BCE Inc. (Canada)                                                                                 11,975,747      212,382       .92
KT Corp. (formerly Korea Telecom Corp.) (ADR) (South Korea)                                        5,020,000      111,344
KT Corp. (1)                                                                                         374,330       16,479       .55
Swisscom AG (Switzerland) (1)                                                                        420,770      119,068       .52
Hellenic Telecommunications Organization SA (Greece)                                               6,506,550       73,391       .32
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                               8,034,673       70,223       .30
Singapore Telecommunications Ltd. (Singapore)                                                     28,000,000       21,742       .09
Philippine Long Distance Telephone Co. (ADR) (Philippines) (2)                                     2,961,064       15,279       .07
Telewest Communications PLC (United Kingdom) (1) (2)                                              77,919,721          929       .00


AUTOMOBILES  -  3.22%
Honda Motor Co., Ltd. (Japan) (1)                                                                  5,809,300      230,361      1.00
Suzuki Motor Corp. (Japan) (1)                                                                    19,015,000      215,722       .93
Fuji Heavy Industries Ltd. (Japan) (1)                                                            26,249,000       92,612       .40
Renault SA (France) (1)                                                                            1,875,000       80,177       .35
DaimlerChrysler AG (Germany)                                                                       1,640,674       54,935       .24
Bayerische Motoren Werke AG (Germany)                                                              1,470,000       47,115       .20
Nissan Motor Co., Ltd. (Japan) (1)                                                                 3,045,000       22,745       .10


BEVERAGES  -  2.91%
Orkla AS (Norway) (4)                                                                             11,024,000      176,295       .76
Heineken NV (Netherlands) (1)                                                                      4,303,750      170,336       .74
Foster's Group Ltd. (Australia) (1)                                                               51,424,428      125,278       .54
Southcorp Ltd. (Australia) (1)                                                                    18,070,700       52,331       .23
Coca-Cola HBC SA (Greece)                                                                          3,364,583       48,984       .21
Interbrew SA (Belgium)                                                                             1,804,456       42,739       .19
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                1,020,000       34,476       .15
Diageo PLC (United Kingdom) (1)                                                                    1,733,014       21,809       .09


METALS & MINING  -  2.86%
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                               6,449,800      140,289
Cia. Vale do Rio Doce (ADR)                                                                        5,441,300      123,790      1.14
POSCO (formerly Pohang Iron & Steel Co., Ltd.) (South Korea) (1)                                   1,132,760      100,141       .43
Xstrata PLC (United Kingdom) (1) (2)                                                               8,699,154       88,800       .39
BHP Billiton PLC (United Kingdom) (1)                                                             17,686,516       83,220       .36
WMC Ltd. (Australia) (1)                                                                          13,621,257       51,035       .22
Anglogold Ltd. (South Africa)                                                                        843,600       45,671       .20
Barrick Gold Corp. (Canada)                                                                        1,000,000       15,550       .07
Anglo American PLC (United Kingdom)                                                                  904,000       11,469       .05


INSURANCE  -  2.82%
AEGON NV (Netherlands) (1)                                                                        15,900,000      150,549       .65
Allianz AG (Germany)                                                                               1,487,500      127,968       .55
Mitsui Sumitomo Insurance Co., Ltd. (Japan) (1)                                                   24,646,000      116,281       .50
Sompo Japan Insurance Inc. (formerly Yasuda Fire and Marine Insurance Co., Ltd.) (Japan) (1)      15,999,000       94,917       .41
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                                469,000       47,805       .21
Millea Holdings, Inc. (formerly Nichido Fire and Marine Insurance Co., Ltd.) (Japan) (1) (2)           4,723       38,089       .17
NIPPONKOA Insurance Co., Ltd. (Japan) (1)                                                         10,217,000       37,567       .16
Manulife Financial Corp. (Canada)                                                                  1,420,000       29,834       .13
Swiss Reinsurance Co. (formerly Swiss Re America Holding Corp.) (Switzerland) (1)                    146,000        8,359       .04


SPECIALTY RETAIL  -  2.64%
INDITEX SA (Spain)                                                                                 9,611,087      194,604       .84
Dixons Group PLC (United Kingdom) (1)                                                             61,027,272      167,911       .73
Kingfisher PLC (United Kingdom) (1)                                                               46,556,250      152,970       .66
FAST RETAILING CO., LTD. (Japan) (1)                                                               3,615,100       93,794       .41


ELECTRIC UTILITIES  -  2.45%
National Grid Group PLC (United Kingdom) (1)                                                      36,316,000      261,526      1.13
Scottish Power PLC (United Kingdom) (1)                                                           30,527,300      167,862       .73
E.ON AG (Germany)                                                                                  1,920,000       90,458       .39
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005 (South Korea) (3)              $  35,300,000       42,448       .18
Manila Electric Co., Class A (GDR) (Philippines) (1) (2) (3)                                       1,785,000        2,365
Manila Electric Co., share purchase right, expire 2003 (1) (2)                                     2,625,000          835
Manila Electric Co., share purchase right, expire 2002 (1) (2)                                       511,700          163       .02


PAPER & FOREST PRODUCTS  -  2.18%
UPM-Kymmene Corp. (Finland)                                                                        5,576,900      153,131       .66
Stora Enso Oyj, Class R  (Finland)                                                                14,648,443      141,789       .61
Sappi Ltd. (South Africa)                                                                         10,861,000      125,093       .54
Abitibi-Consolidated Inc. (Canada)                                                                12,500,000       84,096       .37


FOOD & DRUG RETAILING  -  1.81%
Koninklijke Ahold NV (Netherlands) (1)                                                            24,872,200      297,230      1.29
Woolworths Ltd. (Australia) (1)                                                                   18,608,121      120,951       .52


DIVERSIFIED FINANCIALS  -  1.76%
ING Groep NV (Netherlands) (1)                                                                    19,979,768      278,990
ING Groep NV, Class B, warrants, expire 2008 (1) (2)                                               1,730,000       11,466      1.26
ORIX Corp. (Japan) (1)                                                                               564,000       33,414
ORIX Corp. (ADR)                                                                                     189,600        5,563       .17
Groupe Bruxelles Lambert SA (Belgium)                                                                781,138       28,925       .12
STB Cayman Capital, Ltd. 0.50% convertible debentures 2007 (Japan)                          Yen2,325,000,000       24,418       .11
Ayala Corp. (Philippines)                                                                        126,436,000       12,559       .05
First Pacific Co. Ltd. (Hong Kong) (1) (2)                                                       109,500,000       12,013       .05


CHEMICALS  -  1.24%
L'Air Liquide (France) (1)                                                                         1,704,037      208,954       .90
Nitto Denko Corp. (Japan) (1)                                                                      3,030,000       77,362       .34


HOUSEHOLD DURABLES  -  1.21%
Nintendo Co., Ltd. (Japan) (1)                                                                     1,031,900      120,904       .52
Sony Corp. (Japan) (1)                                                                             2,419,400      100,518       .43
Sekisui House, Ltd. (Japan) (1)                                                                    5,820,000       43,713       .19
Daiwa House Industry Co., Ltd. (Japan) (1)                                                         2,560,000       15,738       .07


COMMERCIAL SERVICES & SUPPLIES  -  1.04%
Hays PLC (United Kingdom) (1)                                                                     36,427,048       66,526       .29
Secom Co., Ltd. (Japan) (1)                                                                        1,480,000       59,555       .26
Securitas AB, Class B (Sweden)                                                                     4,241,500       52,584       .23
Brambles Industries PLC (United Kingdom) (1)                                                       7,964,000       26,295       .11
Brambles Industries Ltd. (Australia) (1)                                                           5,367,336       18,294       .08
Vedior NV (Netherlands) (1)                                                                        2,740,000       16,113       .07


BUILDING PRODUCTS  -  1.01%
Asahi Glass Co., Ltd. (Japan) (1)                                                                 26,044,000      160,967       .70
Tostem Inax Holding Corp. (Japan) (1)                                                              4,408,000       64,650       .28
Nippon Sheet Glass Co., Ltd. (Japan) (1)                                                           3,296,000        8,388       .03


MULTILINE RETAIL  -  0.89%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                   44,011,118      106,497
Wal-Mart de Mexico, SA de CV, Series C                                                             6,543,341       13,605       .52
AEON Co., Ltd. (Japan) (1)                                                                         3,350,000       86,363       .37


OFFICE ELECTRONICS  -  0.79%
Canon, Inc. (Japan) (1)                                                                            5,570,000      183,175       .79


INDUSTRIAL CONGLOMERATES  -  0.72%
Siemens AG (Germany)                                                                               3,953,750      132,579       .57
Hutchison Whampoa Ltd. (Hong Kong) (1)                                                             5,999,500       34,193       .15


REAL ESTATE  -  0.69%
Sun Hung Kai Properties Ltd. (Hong Kong) (1)                                                       8,150,000       47,066       .21
Hongkong Land Holdings Ltd. (Hong Kong)                                                           34,363,300       44,672       .19
Sumitomo Realty & Development Co., Ltd. (Japan) (1)                                                4,600,000       26,606       .12
Westfield Trust, units (Australia) (1)                                                            12,100,000       21,613       .09
Land Securities Group PLC (formerly Land Securities PLC) (United Kingdom) (1) (2)                    702,982        8,297       .04
Security Capital Global Realty (Luxembourg) (1) (2) (3)                                              450,394        7,612       .03
Hang Lung Group Ltd. (Hong Kong) (1)                                                               3,475,000        2,848       .01


COMMUNICATIONS EQUIPMENT  -  0.64%
Nokia Corp., Class A (Finland)                                                                     8,680,000      115,310
Nokia Corp. (ADR)                                                                                  2,400,000       31,800       .64


CONSTRUCTION MATERIALS  -  0.53%
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                         4,016,177       83,737
Cemex, SA de CV, American depositary warrant, expire 2004 (2)                                        262,457          394       .36
Holcim Ltd. (Switzerland) (1)                                                                        180,000       29,013       .13
HeidelbergCement AG (formerly Heidelberger Zement AG) (Germany)                                      236,700        8,533       .04


OTHER  -  3.53%
Vivendi Universal 2.00% convertible preferred 2006, units (France)                                 1,490,000       80,206       .35
Cie. Financiere Richemont AG, units, Class A (Switzerland) (1)                                     4,840,000       73,079       .32
British Airways PLC (United Kingdom) (1) (2)                                                      47,677,700       73,001       .32
Essilor (France) (1)                                                                               1,805,000       72,669       .31
Gallaher Group PLC (United Kingdom) (1)                                                            7,428,102       71,857       .31
SAP AG (Germany)                                                                                   1,033,700       45,944       .20
Metso Oyj (Finland)                                                                                5,000,000       43,459       .19
Volvo AB, Class B (Sweden)                                                                         2,547,000       36,931       .16
Swedish Match AB (Sweden)                                                                          4,688,799       35,383       .15
NEC Corp. (Japan) (1)                                                                              6,999,000       34,862       .15
Johnson Electric Holdings Ltd. (Hong Kong) (1)                                                    33,659,500       33,104       .14
Bombardier Inc., Class B (Canada)                                                                 11,835,500       32,567       .14
Hindustan Lever Ltd. (India)                                                                       9,000,000       32,152       .14
GKN PLC (United Kingdom) (1)                                                                       7,725,000       30,033       .13
Matsushita Electric Works, Ltd. (Japan) (1)                                                        4,515,000       27,644       .12
Infosys Technologies Ltd. (India)                                                                    368,450       25,986       .11
Compass Group PLC (United Kingdom) (1)                                                             5,063,630       21,402       .09
Ryanair Holdings PLC (ADR) (Ireland) (2)                                                             390,000       13,217
Ryanair Holdings PLC (2)                                                                             519,200        2,897       .07
Serono SA, Class B (Switzerland) (1)                                                                  30,000       14,615       .06
Elektrim SA 3.75% convertible debentures 2004 (Poland) (1)                                     Euro9,100,000        5,662       .03
Air France (France) (1)                                                                              698,291        5,001       .02
Scania AB, Class B (Sweden)                                                                          259,800        3,753       .02
TI Automotive Ltd., Class A (United Kingdom) (1) (2)                                               3,197,300            0       .00
I.T.C. Ltd. (India) (1)                                                                                  100            0       .00


Miscellaneous  -  2.13%
Other equity securities in initial period of acquisition                                                          493,536      2.13


Total equity securities (cost: $22,311,408,000)                                                                19,751,907     85.48



                                                                                                   Principal       Market   Percent
                                                                                                      amount        value    of net
Bonds & notes                                                                                           (000)        (000)   assets

Non-U.S. government obligations  -  0.01%
Argentina (Republic of): (5)
!11.75% 2009 (5)                                                                                    $ 12,714     $  2,733
!11.00% 2006 (5)                                                                                       2,430          547       .01



Total bonds & notes (cost: $4,261,000)                                                                              3,280       .01



                                                                                                   Principal       Market   Percent
                                                                                                      amount        value    of net
Short-term securities                                                                                   (000)        (000)   assets

Corporate short-term notes  -  6.61%
Societe Generale North America Inc. 1.69%-1.75% due 10/9-11/1/2002                                 $ 100,000    $  99,873       .43
Ciesco LP 1.72%-1.77% due 10/7-11/12/2002                                                            100,000       99,871       .43
Danske Corp. 1.69%-1.75% due 10/15-11/4/2002                                                         100,000       99,867       .43
BMW US Capital Corp. 1.72%-1.76% due 10/21-11/8/2002                                                 100,000       99,850       .43
Dexia Delaware LLC 1.71%-1.74% due 10/28-11/12/2002                                                  100,000       99,818       .43
Spintab AB (Swedmortgage) 1.73%-1.81% due 10/7-12/13/2002                                            100,000       99,757       .43
Mont Blanc Capital Corp. 1.71%-1.77% due 10/8-11/13/2002 (3)                                          50,000       49,937
ING America Insurance Holdings Inc. 1.76% due 12/19/2002                                              50,000       49,807       .43
Westpac Trust Securities NZ Ltd. 1.74% due 11/26/2002                                                100,000       99,725       .43
Abbey National Treasury Services PLC 1.73%-1.78% due 10/4-12/17/2002                                  80,000       79,853       .35
Shell Finance (U.K.) PLC 1.75%-1.84% due 10/2-11/21/2002 (3)                                          75,000       74,918       .33
KfW International Finance Inc. 1.71%-1.75% due 10/8-11/6/2002                                         75,000       74,894       .32
CBA (Delaware) Finance Inc. 1.73%-1.76% due 10/10-12/16/2002                                          75,000       74,809       .32
American Honda Finance Corp. 1.75%-1.76% due 10/3/2002                                                72,500       72,489       .31
Bank of Nova Scotia 1.73%-1.76% due 10/8-10/28/2002                                                   65,000       64,939       .28
HBOS Treasury Services PLC 1.72%-1.79% due 10/10-11/15/2002                                           55,010       54,940       .24
National Australia Funding (Delaware) Inc. 1.75% due 10/1/2002                                        50,000       49,998       .22
AEGON Funding Corp. 1.72%-1.78% due 10/10-10/15/2002 (3)                                              50,000       49,970       .22
Toronto-Dominion Holdings USA Inc. 1.71%-1.74% due 10/21/2002                                         50,000       49,950       .22
BP Amoco Capital PLC 1.74% due 12/4/2002                                                              50,000       49,842       .22
GlaxoSmithKline Finance PLC 1.745% due 10/23/2002                                                     32,600       32,564       .14


Federal agency discount notes  -  6.20%
Fannie Mae 1.625%-1.88% due 10/4-12/31/2002                                                          648,977      647,337      2.80
Federal Home Loan Banks 1.62%-1.93% due 10/2/2002-1/8/2003                                           489,700      488,864      2.11
Freddie Mac 1.66%-1.88% due 10/29/2002-1/30/2003                                                     251,600      250,863      1.09
Sallie Mae 1.689% due 12/19/2002 (6)                                                                  25,000       24,999       .11
Federal Farm Credit Banks 1.675% due 10/7/2002                                                        20,000       19,994       .09


Certificates of deposit  -  1.06%
Svenska Handelsbanken 1.75%-1.78% due 10/15-10/18/2002                                                75,000       75,000       .32
Royal Bank of Scotland Group PLC 1.75% due 10/22/2002                                                 50,000       50,000       .21
Canadian Imperial Bank of Commerce 1.75%-1.78% due 10/15-12/10/2002                                   50,000       50,000       .22
Royal Bank of Canada 1.765% due 10/17/2002                                                            25,000       25,000       .11
HBOS Treasury Services PLC Euro CD 1.79% due 10/25/2002                                               25,000       25,000       .11
Abbey National North America 1.76% due 10/18/2002                                                     20,000       20,000       .09


U.S. Treasuries  -  0.35%
U.S. Treasury Bills 1.615% due 11/14/2002                                                             80,600       80,437       .35



Total short-term securities (cost: $3,285,077,000)                                                              3,285,165     14.22


Total investment securities (cost: $25,600,746,000)                                                            23,040,352     99.71

New Taiwanese Dollar (cost: $10,973,000)                                                         NT$ 349,648       10,042       .04

Excess of cash and receivables over payables                                                                       57,481       .25

Net assets                                                                                                    $23,107,875   100.00%

(1) Valued under fair value procedures adopted by authority of the Board of Trustees.
(2) Non-income-producing security.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) The fund owns 5.10% of the
  outstanding voting securities of Orkla AS
  and thus is considered an affiliate
  of this company under the
  Investment Company Act of 1940.
(5) Scheduled interest payments not made;
   reorganization pending.
(6) Coupon rate may change periodically.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements



EuroPacific Growth Fund
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities                                                                               unaudited
at September 30, 2002

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $25,499,784)                                                    $22,864,057
  Affiliated issuers (cost: $100,962)                                                             176,295       $23,040,352
 Cash denominated in non-U.S. currencies
  (cost: $10,973)                                                                                                    10,042
 Cash                                                                                                                 5,721
 Receivables for:
  Sales of investments                                                                             78,795
  Sales of fund's shares                                                                           44,710
  Dividends and interest                                                                           61,693           185,198
 Other assets                                                                                                           328
                                                                                                                 23,241,641
Liabilities:
 Payables for:
  Purchases of investments                                                                         55,185
  Repurchases of fund's shares                                                                     60,280
  Investment advisory services                                                                      9,239
  Services provided by affiliates                                                                   7,104
  Deferred Trustees' compensation                                                                   1,137
  Other fees and expenses                                                                             821           133,766
Net assets at September 30, 2002                                                                                $23,107,875

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                               $28,491,999
 Undistributed net investment income                                                                                237,196
 Accumulated net realized loss                                                                                   (3,061,190)
 Net unrealized depreciation                                                                                     (2,560,130)
Net assets at September 30, 2002                                                                                $23,107,875

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                                                                              Net asset value
                                                                          Net assets     Shares outstanding         per share
                                                                                                                           (1)
Class A                                                                  $21,367,247                992,694            $21.52
Class B                                                                      376,396                 17,653             21.32
Class C                                                                      229,353                 10,768             21.30
Class F                                                                      699,101                 32,497             21.51
Class 529-A                                                                   20,378                    947             21.51
Class 529-B                                                                    4,534                    212             21.40
Class 529-C                                                                    8,577                    401             21.40
Class 529-E                                                                      980                     46             21.47
Class 529-F                                                                        2                     -*             21.52
Class R-1                                                                        163                      8             21.49
Class R-2                                                                      3,156                    147             21.46
Class R-3                                                                      4,628                    215             21.51
Class R-4                                                                      2,978                    139             21.40
Class R-5                                                                    390,382                 18,119             21.55
* Amount less than one thousand.
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $22.83 and $22.81, respectively.




See Notes to Financial Statements

Statement of operations
for the six months ended September 30, 2002
(dollars in thousands)
Investment income:                                                                                                 unaudited
 Income:
  Dividends (net of non-U.S. withholding
            tax of $40,280; also includes
            $3,629 from affiliates)                                                               $260,310
  Interest (net of non-U.S. withholding
            tax of $8)                                                                              34,827          $295,137

 Fees and expenses:
  Investment advisory services                                                                      62,479
  Distribution services                                                                             36,296
  Transfer agent services                                                                           15,034
  Administrative services                                                                              954
  Reports to shareholders                                                                              739
  Registration statement and prospectus                                                              1,121
  Postage, stationery and supplies                                                                   1,588
  Trustees' compensation                                                                                74
  Auditing and legal                                                                                   112
  Custodian                                                                                          5,470
  Other                                                                                                 17
  Total expenses before reimbursement                                                              123,884
   Reimbursement of expenses                                                                             4           123,880
 Net investment income                                                                                               171,257

Net realized loss and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                     (824,282)
  Non-U.S. currency transactions                                                                    (4,320)         (828,602)
 Net unrealized depreciation on:
  Investments                                                                                   (5,473,145)
  Non-U.S. currency translations                                                                    (5,376)       (5,478,521)
   Net realized loss and
    unrealized depreciation
    on investments and non-U.S. currency                                                                          (6,307,123)
Net decrease in net assets resulting
 from operations                                                                                                 $(6,135,866)



See Notes to Financial Statements





Statement of changes in net assets                                                             (dollars in         thousands)
                                                                                                Six months
                                                                                                     ended        Year ended
                                                                                             September 30,         March 31,
                                                                                                     2002*              2002
Operations:
 Net investment income                                                                            $171,257          $340,173
 Net realized loss on investments and
  non-U.S. currency transactions                                                                  (828,602)       (1,441,337)
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                             (5,478,521)          251,222
  Net decrease in net assets
   resulting from operations                                                                    (6,135,866)         (849,942)

Dividends paid to shareholders
 from net investment income                                                                              -          (666,828)

Capital share transactions                                                                         292,844         1,166,543

Total decrease in net assets                                                                    (5,843,022)         (350,227)

Net assets:
 Beginning of period                                                                            28,950,897        29,301,124
 End of period (including undistributed
  net investment income: $237,196 and $65,939,
  respectively)                                                                                $23,107,875       $28,950,897

*Unaudited

See Notes to Financial Statements



Notes to financial statements                                         unaudited


1. Organization and significant accounting policies

Organization - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class         Up to 5.75%                 None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2002, the cost of investment securities and cash denominated in non-U.S. currencies, excluding forward currency contracts, for federal income tax purposes was $25,639,239,000.


As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                       $245,654
Accumulated short-term capital losses                                                                     (2,105,004)
Accumulated long-term capital losses                                                                        (935,982)
Gross unrealized appreciation on investment securities                                                      2,491,449
Gross unrealized depreciation on investment securities                                                    (5,080,294)

Accumulated short-term losses above include a capital loss carryforward of $1,995,403,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid was as follows (dollars in thousands):



Year ended March 31, 2002
                                           Distributions from ordinary income
                                          Net investment                            Distributions from
                                              income and            Short-term               long-term      Total distributions
Share class                               currency gains         capital gains           capital gains                     paid

Class A                                        $ 649,471                     -                       -                $ 649,471
Class B                                            6,311                     -                       -                    6,311
Class C                                            1,788                     -                       -                    1,788
Class F                                            9,258                     -                       -                    9,258
Total                                          $ 666,828                     -                       -                $ 666,828



No distributions were paid during the six months ended September 30, 2002.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.415% on such assets in excess of $44 billion. For the six months ended September 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.459% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A and Class 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2002, unreimbursed expenses which remain subject to reimbursement totaled $23,867,000 for Class A. there were no unreimbursed expenses which remain subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended September 30, 2002, were as follows (dollars in thousands):


-----------------------------------------------------------------------
  Share class      Distribution    Transfer agent    Administrative
                     services         services          services
-----------------------------------------------------------------------
    Class A          $32,166          $14,735        Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class B           2,107             299          Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class C           1,105                               $241





                                      Included
                                         in
                                   administrative
                                      services
----------------------------------                 --------------------
----------------------------------                 --------------------
    Class F            850                                 601
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-A           17                                 18
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-B           15                                  5
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-C           29                                  9
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-E           2                                   1
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-F           -*                                 -*
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-1            -*                                  1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-2            3                                   4
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-3            2                                   2
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-4            -*                                  1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-5      Not applicable                           71
-----------------------------------------------------------------------
*Amount less than one thousand.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Six months ended September 30, 2002
                                                               Reinvestments of dividends
Share class                    Sales(1)                                 and distributions

                                Amount          Shares                             Amount       Shares
Class A                    $ 4,068,381         160,999                                  -            -
Class B                         89,693           3,557                                  -            -
Class C                        240,234           9,651                                  -            -
Class F                        480,630          19,266                                  -            -
Class 529-A(2)                  20,725             814                                  -            -
Class 529-B(2)                   4,694             186                                  -            -
Class 529-C(2)                   9,038             356                                  -            -
Class 529-E(2)                   1,142              45                                  -            -
Class 529-F(2)                       3              -*                                  -            -
Class R-1(3)                       188               8                                  -            -
Class R-2(3)                     3,970             168                                  -            -
Class R-3(3)                     5,681             248                                  -            -
Class R-4(3)                     3,160             140                                  -            -
Class R-5(3)                   442,580          18,428                                  -            -
Total net increase
   (decrease) in fund      $ 5,370,119         213,866                                  -            -

Year ended March 31, 2002
                                                               Reinvestments of dividends
Share class                    Sales(1)                                 and distributions
                                Amount          Shares                             Amount       Shares
Class A                    $ 9,059,063         328,493                          $ 605,552       22,817
Class B                        164,970           5,971                              6,017          227
Class C                        282,238          10,431                              1,693           64
Class F                        847,323          30,903                              7,990          301
Class 529-A(2)                   3,735             138                                  -            -
Class 529-B(2)                     728              27                                  -            -
Class 529-C(2)                   1,317              49                                  -            -
Class 529-E(2)                      31               1                                  -            -
Total net increase
   (decrease) in fund     $ 10,359,405         376,013                          $ 621,252       23,409





Share class               Repurchases(1)                    Net (decrease) increase
                                 Amount         Shares             Amount        Shares
Class A                    $ (4,699,852)      (187,806)        $ (631,471)      (26,807)
Class B                         (36,787)        (1,493)            52,906         2,064
Class C                        (134,100)        (5,451)           106,134         4,200
Class F                        (197,711)        (8,085)           282,919        11,181
Class 529-A(2)                     (116)            (5)            20,609           809
Class 529-B(2)                      (30)            (1)             4,664           185
Class 529-C(2)                      (84)            (4)             8,954           352
Class 529-E(2)                       (1)            -*              1,141            45
Class 529-F(2)                        -              -                  3            -*
Class R-1(3)                         (1)            -*                187             8
Class R-2(3)                       (501)           (21)             3,469           147
Class R-3(3)                       (744)           (33)             4,937           215
Class R-4(3)                        (24)            (1)             3,136           139
Class R-5(3)                     (7,324)          (309)           435,256        18,119
Total net increase
   (decrease) in fund      $ (5,077,275)      (203,209)         $ 292,844        10,657

Year ended March 31, 2002

Share class               Repurchases(1)                     Net increase
                                 Amount         Shares             Amount        Shares
Class A                    $ (9,375,535)      (340,273)         $ 289,080        11,037
Class B                         (49,348)        (1,830)           121,639         4,368
Class C                        (114,561)        (4,294)           169,370         6,201
Class F                        (274,669)       (10,125)           580,644        21,079
Class 529-A(2)                       (1)            -*              3,734           138
Class 529-B(2)                        -              -                728            27
Class 529-C(2)                        -              -              1,317            49
Class 529-E(2)                        -              -                 31             1
Total net increase
   (decrease) in fund      $ (9,814,114)      (356,522)       $ 1,166,543        42,900



*Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.

6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2002, the total value of restricted securities was $252,962,000, which represents 1.09% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,807,997,000 and $3,710,674,000, respectively, during the six months ended September 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended September 30, 2002, the custodian fee of $5,470,000 includes $21,000 that was offset by this reduction, rather than paid in cash.






Financial Highlights (1)

                                                Income from investment operations(3)                  Dividends and distributions
                                                                            Net
                                         Net asset               (losses) gains               Dividends
                                            value,         Net    on securities  Total from   (from net   Distributions
                                         beginning  investment   (both realized  investment  investment   (from capital      Total
                                         of period      income   and unrealized) operations      income)       gains) distributions

Class
 Six months ended 9/30/2002 (2)             $27.23        $.16           $(5.87)     $(5.71)        $ -             $ -        $ -
 Year ended 3/31/2002                        28.72         .33            (1.16)       (.83)       (.66)              -       (.66)
 Year ended 3/31/2001                        44.61         .69           (12.65)     (11.96)       (.19)          (3.74)     (3.93)
 Year ended 3/31/2000                        30.21         .34            15.74       16.08        (.29)          (1.39)     (1.68)
 Year ended 3/31/1999                        29.56         .42             1.85        2.27        (.36)          (1.26)     (1.62)
 Year ended 3/31/1998                        26.70         .45             4.79        5.24        (.45)          (1.93)     (2.38)
Class B:
 Six months ended 9/30/2002 (2)              27.09         .06            (5.83)      (5.77)          -               -          -
 Year ended 3/31/2002                        28.56         .11            (1.14)      (1.03)       (.44)              -       (.44)
 Year ended 3/31/2001                        44.59         .47           (12.65)     (12.18)       (.11)          (3.74)     (3.85)
 Period from 3/15/2000 to 3/31/2000          43.09         .03             1.47        1.50           -               -          -
Class C:
 Six months ended 9/30/2002 (2)              27.07         .05            (5.82)      (5.77)          -               -          -
 Year ended 3/31/2002                        28.56         .06            (1.14)      (1.08)       (.41)              -       (.41)
 Period from 3/15/2001 to 3/31/2001          28.87         .06             (.37)       (.31)          -               -          -
Class F:
 Six months ended 9/30/2002 (2)              27.23         .15            (5.87)      (5.72)          -               -          -
 Year ended 3/31/2002                        28.72         .26            (1.11)       (.85)       (.64)              -       (.64)
 Period from 3/15/2001 to 3/31/2001          29.02         .07             (.37)       (.30)          -               -          -
Class 529-A:
 Six months ended 9/30/2002 (2)              27.23         .12            (5.84)      (5.72)          -               -          -
 Period from 2/15/2002 to 3/31/2002          26.02         .11             1.10        1.21           -               -          -
Class 529-B:
 Six months ended 9/30/2002 (2)              27.21         .02            (5.83)      (5.81)          -               -          -
 Period from 2/19/2002 to 3/31/2002          25.54         .08             1.59        1.67           -               -          -
Class 529-C:
 Six months ended 9/30/2002 (2)              27.20         .02            (5.82)      (5.80)          -               -          -
 Period from 2/15/2002 to 3/31/2002          26.02         .09             1.09        1.18           -               -          -
Class 529-E:
 Six months ended 9/30/2002 (2)              27.23         .09            (5.85)      (5.76)          -               -          -
 Period from 3/7/2002 to 3/31/2002           27.39         .06             (.22)       (.16)          -               -          -
Class 529-F:
 Period from 9/16/2002 to 9/30/2002 (2)      22.67         .01            (1.16)      (1.15)          -               -          -
Class R-1:
 Period from 6/17/2002 to 9/30/2002 (2)      26.26        - (4)           (4.77)      (4.77)          -               -          -
Class R-2:
 Period from 5/31/2002 to 9/30/2002 (2)      27.34         .02            (5.90)      (5.88)          -               -          -
Class R-3:
 Period from 5/21/2002 to 9/30/2002 (2)      27.64         .05            (6.18)      (6.13)          -               -          -
Class R-4:
 Period from 6/7/2002 to 9/30/2002 (2)       26.69         .06            (5.35)      (5.29)          -               -          -
Class R-5:
 Period from 5/15/2002 to 9/30/2002 (2)      27.55         .13            (6.13)      (6.00)          -               -          -








                                                                                    Ratio of         Ratio of
                                             Net asset               Net assets,    expenses       net income
                                            value, end       Total end of period  to average       to average
                                             of period    return(5) (in millions) net assets       net assets
Class A:
 Six months ended 9/30/2002 (2)              $21.52      (21.14)%     $21,367        .89%   (7)      1.28%   (7)
 Year ended 3/31/2002                         27.23       (2.63)       27,765         .88             1.21
 Year ended 3/31/2001                         28.72      (28.02)       28,963         .84             1.89
 Year ended 3/31/2000                         44.61       54.32        38,837         .84              .93
 Year ended 3/31/1999                         30.21        8.19        22,083         .84             1.45
 Year ended 3/31/1998                         29.56       20.97        21,316         .86             1.64
Class B:
 Six months ended 9/30/2002 (2)               21.32      (21.47)          377        1.67   (7)        .49   (7)
 Year ended 3/31/2002                         27.09       (3.34)          422        1.65              .41
 Year ended 3/31/2001                         28.56      (28.53)          321        1.61             1.40
 Period from 3/15/2000 to 3/31/2000           44.59        3.48            30         .07              .06
Class C:
 Six months ended 9/30/2002 (2)               21.30      (21.49)          229        1.74   (7)        .38   (7)
 Year ended 3/31/2002                         27.07       (3.53)          178        1.77              .22
 Period from 3/15/2001 to 3/31/2001           28.56       (1.07)           10         .08              .18
Class F:
 Six months ended 9/30/2002 (2)               21.51      (21.18)          699         .95   (7)       1.19   (7)
 Year ended 3/31/2002                         27.23       (2.71)          580         .95              .98
 Period from 3/15/2001 to 3/31/2001           28.72       (1.03)            7         .05              .22
Class 529-A:
 Six months ended 9/30/2002 (2)               21.51      (21.22)           20        1.04   (7)       1.01   (7)
 Period from 2/15/2002 to 3/31/2002           27.23        4.88             4         .13              .42
Class 529-B:
 Six months ended 9/30/2002 (2)               21.40      (21.53)            5        1.85   (7)        .18   (7)
 Period from 2/19/2002 to 3/31/2002           27.21        6.77             1         .20              .29
Class 529-C:
 Six months ended 9/30/2002 (2)               21.40      (21.50)            9        1.84   (7)        .20   (7)
 Period from 2/15/2002 to 3/31/2002           27.20        4.77             1         .22              .35
Class 529-E:
 Six months ended 9/30/2002 (2)               21.47      (21.33)            1        1.29   (7)        .73   (7)
 Period from 3/7/2002 to 3/31/2002            27.23        (.36)         - (6)        .09              .23
Class 529-F:
 Period from 9/16/2002 to 9/30/2002 (2)       21.52       (5.07)         - (6)        .04              .04
Class R-1:
 Period from 6/17/2002 to 9/30/2002 (2)       21.49      (18.16)         - (6)        .50   (8)        .02
Class R-2:
 Period from 5/31/2002 to 9/30/2002 (2)       21.46      (21.51)            3         .56   (8)        .09
Class R-3:
 Period from 5/21/2002 to 9/30/2002 (2)       21.51      (22.25)            5         .47   (8)        .22
Class R-4:
 Period from 6/7/2002 to 9/30/2002 (2)        21.40      (19.82)            3         .30   (8)        .27
Class R-5:
 Period from 5/15/2002 to 9/30/2002 (2)       21.55      (21.81)          390         .24              .53


                                                   Six months ended
                                                      September 30,      Year ended March 31
                                                             2002(2)        2002        2001        2000      1999          1998

Portfolio turnover rate for all classes of shares               16%          27%         37%         29%       32%           31%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Amount less than one cent.
(5) Total returns exclude all sales charges, including contingent deferred sales charges.
(6) Amount less than 1 million.
(7) Annualized.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services.  Had
CRMC not paid such fees, expense ratios would have been 1.18%, .71%,
..59% and .41% for Class R-1, Class R-2, Class R-3 and Class R-4,
respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.



OTHER SHARE CLASS RESULTS unaudited

                                                                                       Returns for periods ended
Class B, Class C, Class F, Class 529 and Class R                                          September 30, 2002

                                                                                     1 year          Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                               -17.29%           -21.41%1
Not reflecting CDSC                                                                  -13.01%           -20.30%1

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                            -13.91%           -17.04%2
Not reflecting CDSC                                                                  -13.06%           -17.04%2

CLASS F SHARES
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                 -12.39%           -16.35%2

CLASS 529 AND CLASS R SHARES
Results for Class 529 and Class R shares are not shown because of the brief time between their introductions on February 15, 2002, and May 15, 2002, respectively, and the end of the period

1 Average annual compound return from March 15, 2000, when Class B shares first became available. 2 Average annual compound return from March 15, 2001, when
Class C and Class F shares first became available.

[logo - American FundsSM]

The right choice for the long termSM

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company (Please
write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in EuroPacific Growth Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.77% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.89% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.07%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

This report is for the information of shareholders of EuroPacific Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2002, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. EUPAC-013-1102
Litho in USA BG/AL/5952

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